Rule 497(e)

File No. 333-146827

Innovator ETFs Trust

(the “Trust”)

Innovator Emerging Markets Power Buffer ETF™ – January

Innovator Growth-100 Power Buffer ETF™ – January

Innovator International Developed Power Buffer ETF™ – January

Innovator U.S. Small Cap Power Buffer ETF™ – January

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus
Dated February 28, 2022

December 30, 2022

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the outcome period of approximately one year. The current Outcome Period will end on December 31, 2022. Each Fund will commence a new outcome period that will begin on January 1, 2023 and end on December 31, 2023. An investment in each Fund over the course of the outcome period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator Emerging Markets Power Buffer ETF™ – January	EJAN	Gross: 24.56% Net: 23.67%*

The Fund seeks to provide investors with returns that match the price return of the iShares MSCI Emerging Markets ETF, up to the upside cap of 24.56% (prior to taking into account management fees and other fees) and 23.67% (after taking into account management fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) and 14.11% (after taking into account management fees) of iShares MSCI Emerging Markets ETF losses, over the period from January 1, 2023 to December 31, 2023.

Innovator Growth-100 Power Buffer ETF™ – January	NJAN	Gross: 21.57% Net: 20.78%*

The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 21.57% (prior to taking into account management fees and other fees) and 20.78% (after taking into account management fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) and 14.21% (after taking into account management fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from January 1, 2023 to December 31, 2023.

Innovator International Developed Power Buffer ETF™ – January	IJAN	Gross: 22.51% Net: 21.66%*

The Fund seeks to provide investors with returns that match the price return of the iShares MSCI EAFE ETF, up to the upside cap of 22.51% (prior to taking into account management fees and other fees) and 21.66% (after taking into account management fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) and 14.15% (after taking into account management fees) of iShares MSCI EAFE ETF losses, over the period from January 1, 2023 to December 31, 2023.

Innovator U.S. Small Cap Power Buffer ETF™ – January	KJAN	Gross: 21.54% Net: 20.75%*

The Fund seeks to provide investors with returns that match the price return of the iShares Russell 2000 ETF, up to the upside cap of 21.54% (prior to taking into account management fees and other fees) and 20.75% (after taking into account management fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) and 14.21% (after taking into account management fees) of iShares Russell 2000 ETF losses, over the period from January 1, 2023 to December 31, 2023.

* Takes into account the Fund’s unitary management fee.

In connection with onset of the new outcome period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new outcome period: January 1, 2023 through December 31, 2023.

3.	All references to the Cap for the prior outcome period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference